Introduction - Foreign exchange rates (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Bolivia
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	6.91	6.91
Change in closing foreign exchange rate	0
Average foreign exchange rate	6.91	6.91	6.91
Change in average foreign exchange rate	0
Chad
Foreign Exchange Rate [Line Items]
Average foreign exchange rate			571
Colombia
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	3,432.50	3,277
Change in closing foreign exchange rate	0.047
Average foreign exchange rate	3,695	3,296	2,973
Change in average foreign exchange rate	0.121
Costa Rica, Colones
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	617.30	576
Change in closing foreign exchange rate	0.071
Average foreign exchange rate	590	588	578
Change in average foreign exchange rate	0.003
Ghanaian cedi
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	5.87	5.73
Change in closing foreign exchange rate	0.024
Average foreign exchange rate	5.75	5.33	4.63
Change in average foreign exchange rate	0.079
Guatemala, Quetzales
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	7.79	7.70
Change in closing foreign exchange rate	0.012
Average foreign exchange rate	7.73	7.71	7.52
Change in average foreign exchange rate	0.003
Honduras, Lempiras
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	24.20	24.72
Change in closing foreign exchange rate	(0.021)
Average foreign exchange rate	24.65	24.59	23.99
Change in average foreign exchange rate	0.002
Euro Member Countries, Euro
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	0.82	0.89
Change in closing foreign exchange rate	(0.082)
Average foreign exchange rate	0.87	0.89	0.85
Change in average foreign exchange rate	(0.021)
Nicaragua, Cordobas
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	34.82	33.84
Change in closing foreign exchange rate	0.029
Average foreign exchange rate	34.34	33.12	31.55
Change in average foreign exchange rate	0.037
Paraguay
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	6,900.11	6,453
Change in closing foreign exchange rate	0.069
Average foreign exchange rate	6,758	6,232	5,743
Change in average foreign exchange rate	0.084
Sweden, Kronor
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	8.23	9.37
Change in closing foreign exchange rate	(0.121)
Average foreign exchange rate	9.16	9.43	8.71
Change in average foreign exchange rate	(0.029)
Tanzania
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	2,318.95	2,299
Change in closing foreign exchange rate	0.009
Average foreign exchange rate	2,312	2,304	2,274
Change in average foreign exchange rate	0.003
United Kingdom, Pounds
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	0.73	0.75
Change in closing foreign exchange rate	(0.030)
Average foreign exchange rate	0.77	0.78	0.75
Change in average foreign exchange rate	(0.012)
Panama
Foreign Exchange Rate [Line Items]
Closing foreign exchange rate	1